Note 4 - Revenue and Segmental Information - Segment Analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Revenue from contracts with customers	$ 15,060	$ 22,448	$ 23,975
Costs of sales - other	(13,472)	(20,308)	(19,614)
Cost of sales - non-recurring events	(3,850)	(1,881)	0
Gross profit	(2,262)	259	4,361
General and administrative expenses	(7,620)	(13,811)	(9,651)
Total gain/(loss) on solar development	30	(13)	769
Other income	119	662	960
Depreciation and amortization	(1,581)	(1,620)	(1,453)
Operating loss	(11,314)	(14,523)	(5,014)
Restructuring and other non-recurring costs	(2,084)	(443)	(2,877)
Finance expense - net	(6,210)	(8,431)	(274)
Profit/(loss) before income tax	(19,608)	(23,397)	(8,165)
Income tax	(541)	1,968	138
Loss for the year	(20,148)	(21,429)	(8,027)
Loss for the year	(24,355)	(22,054)	(7,958)
Assets	61,416	69,657	76,512
Liabilities	(57,670)	(48,042)	(36,094)
Net assets/(liabilities)	3,746	21,615	40,418
Discontinued operations [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		15,200	15,200
Income tax	0	149	(24)
Aggregate continuing and discontinued operations [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	15,060	37,616	40,411
Costs of sales - other	(13,472)	(34,150)	(34,084)
Cost of sales - non-recurring events	(3,850)	(1,881)	0
Gross profit	(2,262)	1,585	6,327
General and administrative expenses	(7,620)	(15,296)	(11,133)
Total gain/(loss) on solar development	(4,177)	(13)	769
Other income	119	986	1,512
Depreciation and amortization	(1,581)	(2,387)	(2,256)
Operating loss	(15,521)	(15,125)	(4,781)
Restructuring and other non-recurring costs	(2,084)	(443)	(2,880)
Finance expense - net	(6,210)	(8,603)	(411)
Profit/(loss) before income tax	(23,815)	(24,171)	(8,072)
Income tax	(541)	2,117	114
Loss for the year	(24,355)	(22,054)	(7,958)
Critical Power Services segment [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	13,596	20,958	22,396
Costs of sales - other	(11,900)	(18,804)	(18,322)
Cost of sales - non-recurring events	(3,850)	(1,881)	0
Gross profit	(2,154)	273	4,074
General and administrative expenses	(1,390)	(1,568)	(1,522)
Total gain/(loss) on solar development	0	103	36
Other income	50	662	960
Depreciation and amortization	(895)	(1,165)	(1,099)
Operating loss	(4,389)	(1,695)	2,449
Restructuring and other non-recurring costs	(1)	45	(24)
Finance expense - net	(6,841)	(7,470)	1,824
Profit/(loss) before income tax	(11,231)	(9,120)	4,249
Income tax	(619)	1,349	(691)
Loss for the year	(11,850)	(7,771)	3,558
Assets	18,034	30,878	35,604
Liabilities	(15,539)	(13,452)	(9,442)
Net assets/(liabilities)	2,495	17,426	26,162
Critical Power Services segment [member] | Discontinued operations [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	0	15,168	16,436
Costs of sales - other	0	(13,842)	(14,470)
Cost of sales - non-recurring events	0	0	0
Gross profit	0	1,326	1,966
General and administrative expenses	0	(1,485)	(1,482)
Total gain/(loss) on solar development	(4,207)	0	0
Other income	0	324	552
Depreciation and amortization	0	(767)	(803)
Operating loss	(4,207)	(602)	233
Restructuring and other non-recurring costs	0	0	(3)
Finance expense - net	0	(172)	(137)
Profit/(loss) before income tax	(4,207)	(774)	93
Income tax	0	149	(24)
Loss for the year	(4,207)	(625)	69
Solar development segment [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	0	0	185
Costs of sales - other	0	0	0
Cost of sales - non-recurring events	0	0	0
Gross profit	0	0	185
General and administrative expenses	(297)	(80)	(1,309)
Total gain/(loss) on solar development	0	(139)	733
Other income	69	0	0
Depreciation and amortization	0	0	(4)
Operating loss	(228)	(219)	(395)
Restructuring and other non-recurring costs	0	0	0
Finance expense - net	(34)	0	(24)
Profit/(loss) before income tax	(262)	(219)	(419)
Income tax	0	0	96
Loss for the year	(262)	(219)	(323)
Assets	12,726	22,505	24,693
Liabilities	0	(377)	(767)
Net assets/(liabilities)	12,726	22,128	23,926
Electric Vehicles segment [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	1,464	1,490	1,394
Costs of sales - other	(1,572)	(1,504)	(1,292)
Cost of sales - non-recurring events	0	0	0
Gross profit	(108)	(14)	102
General and administrative expenses	(1,005)	(2,901)	(1,923)
Total gain/(loss) on solar development	0	0	0
Other income	0	0	0
Depreciation and amortization	(673)	(443)	(346)
Operating loss	(1,786)	(3,358)	(2,167)
Restructuring and other non-recurring costs	(214)	(429)	(631)
Finance expense - net	936	(974)	(1)
Profit/(loss) before income tax	(1,064)	(4,761)	(2,799)
Income tax	(40)	575	733
Loss for the year	(1,104)	(4,186)	(2,066)
Assets	17,493	14,202	9,027
Liabilities	(7,564)	(4,528)	(2,093)
Net assets/(liabilities)	9,929	9,673	6,934
Sustainable Energy Solutions segment [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	0	0	0
Costs of sales - other	0	0	0
Cost of sales - non-recurring events	0	0	0
Gross profit	0	0	0
General and administrative expenses	(367)	(1,660)	0
Total gain/(loss) on solar development	30	23	0
Other income	0	0	0
Depreciation and amortization	(3)	(3)	0
Operating loss	(340)	(1,640)	0
Restructuring and other non-recurring costs	0	0	0
Finance expense - net	(50)	23	0
Profit/(loss) before income tax	(390)	(1,617)	0
Income tax	119	192	0
Loss for the year	(271)	(1,425)	0
Assets	10,343	1,170	0
Liabilities	(645)	(485)	0
Net assets/(liabilities)	9,698	685	0
Corporate office segment [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	0	0	0
Costs of sales - other	0	0	0
Cost of sales - non-recurring events	0	0	0
Gross profit	0	0	0
General and administrative expenses	(4,561)	(7,602)	(4,897)
Total gain/(loss) on solar development	0	0	0
Other income	0	0	0
Depreciation and amortization	(10)	(9)	(4)
Operating loss	(4,571)	(7,611)	(4,901)
Restructuring and other non-recurring costs	(1,869)	(59)	(2,222)
Finance expense - net	(221)	(10)	(2,073)
Profit/(loss) before income tax	(6,661)	(7,680)	(9,196)
Income tax	0	(148)	0
Loss for the year	(6,661)	(7,828)	(9,196)
Assets	2,819	903	7,188
Liabilities	(33,921)	(29,200)	(23,792)
Net assets/(liabilities)	$ (31,102)	$ (28,297)	$ (16,604)